                                MUNICIPAL
                             MONEY MARKET (BAR LOGO)
                                     FUND

                    [Pictures of People Working & Playing]

                       The Intelligent Creation of Wealth





                               SEMIANNUAL REPORT
                     (Unaudited) and Investment Performance
                     Review for the Six-Month Period Ended
                               February 28, 2002



                                (HERITAGE LOGO)

                                                                  March 27, 2002

Dear Valued Shareholders,

     I am pleased to provide you with the semiannual report for the Heritage Cash Trust -- Municipal Money Market Fund (the "Fund") for the six-month period ended February 28, 2002. The seven-day current yield declined from a level of 1.76%* on September 1, 2001 to 0.79%* on February 28, 2002. The decline was mainly attributable to an aggregate decline of 1.75% from four interest rate cuts ordered by the Federal Reserve in the last calendar quarter of 2001. These cuts were designed to counter the nation's deepening recession. We are encouraged by recent comments from Reserve Board Chairman Alan Greenspan on February 27, 2002, that the economy is close to a turning point, suggesting that rates will remain stable for the present time.

     We are happy to report that Standard & Poor's Ratings Group** recently confirmed its AAAm rating on your Fund as of March 26, 2002.

     Please remember that if you are subject to the Alternative Minimum Tax, a portion of your Fund's income may be considered a preference item for tax purposes. Also, if you are subject to state income tax, the income your Fund earns from securities issued in your state may be exempt from your state income tax.

     On behalf of Heritage, I thank you for your continuing investment in the Heritage Cash Trust -- Money Market Fund.

                                          Sincerely,

                                          /s/ Richard K. Riess

                                          Richard K. Riess
                                          President
---------------

 * This performance data represents past performance and the investment return of an investment in the Fund will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

** Standard & Poor's, a widely recognized independent authority on credit quality, rates certain money market funds based on weekly analysis. When rating a money market fund, Standard & Poor's assesses the safety of principal. According to Standard and Poor's, a fund rated AAAm ("m" denotes money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor's focuses on credit quality, liquidity and management. Ratings are subject to change and do not remove market risk from your investment.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES--99.9%(A)(B)
ALASKA--3.7%
$  26,700,000  Alaska Industrial
                 Development Authority,
                 1.23%(c)
                 Fairbanks Gold Mining
                 Inc.,
                 Series 97, AMT, 03/07/02
                 LOC: Bank of Nova
                 Scotia....................   $  26,700,000
    5,315,000  Anchorage, 1.20%(c)
                 Alaska Pacific University,
                 Series 93, 03/07/02
                 LOC: Bank of America......       5,315,000
    1,240,000  Matanuska-Susitna Boro, GO,
                 4.50%
                 Series 98A, FGIC,
                 03/01/03..................       1,274,826
    3,000,000  Valdez, 1.05%(c)
                 Industrial Development
                 Revenue Bond
                 Exxon Project,
                 Series 93C, 03/01/02......       3,000,000
                                             --------------
                                                 36,289,826
                                             --------------
ARIZONA--3.2%
   11,500,000  Arizona Educational Loan
                 Marketing Corporation,
                 1.20%(c)
                 Student Loan Revenue Bond
                 Series 91A, AMT, 03/07/02
                 LOC: State Street Bank &
                 Trust Company.............      11,500,000
   19,700,000  Phoenix Civic Improvement,
                 1.25%(c)
                 Sub Excise Tax, Series 95,
                 AMT, 03/07/02
                 LOC: Landesbank Hessen-
                 Thueringen................      19,700,000
                                             --------------
                                                 31,200,000
                                             --------------
ARKANSAS--1.9%
    5,750,000  Arkansas Development Finance
                 Authority, 1.35%(c)
                 Industrial Development
                 Revenue Bond
                 Potlatch Corporation
                 Project, Series 95A, AMT,
                 03/07/02
                 LOC: Bank of America......       5,750,000

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
   13,000,000  Union County, 1.30%(c)
                 Pollution Control Revenue
                 Bond
                 Del-Tin Fiber Project,
                 Series 97B, AMT, 03/07/02
                 LOC: First National Bank
                 of Chicago................      13,000,000
                                             --------------
                                                 18,750,000
                                             --------------
CALIFORNIA--4.7%
   14,000,000  California Higher Education
                 Loan Authority, 1.25%(c)
                 Student Loan Revenue Bond
                 Series 92E-1, AMT,
                 03/07/02
                 LOC: Student Loan
                 Marketing Association.....      14,000,000
   10,900,000  California Statewide
                 Communities Development
                 Authority, 1.19%(c)
                 Industrial Development
                 Revenue Bond
                 Motion Picture Project,
                 Series 01A, 03/07/02
                 LOC: BNP Paribas..........      10,900,000
   21,345,000  Oakland-Alameda County
                 Coliseum Authority,
                 1.00%(c)
                 Coliseum Project,
                 Series 00, 03/07/02
                 LOC: Canadian Imperial
                 Bank of Commerce..........      21,345,000
                                             --------------
                                                 46,245,000
                                             --------------
DELAWARE--3.6%
   27,000,000  Delaware Economic
                 Development Authority,
                 1.33%(c)
                 Pollution Control Revenue
                 Bond
                 Motiva Enterprises
                 Project, Series 97C, AMT,
                 03/07/02..................      27,000,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
$   8,000,000  Delaware Economic
                 Development Authority,
                 1.35%(c)
                 Pollution Control Revenue
                 Bond
                 Motiva Enterprises
                 Project, Series 97D, AMT,
                 03/07/02..................   $   8,000,000
                                             --------------
                                                 35,000,000
                                             --------------
DISTRICT OF COLUMBIA--0.4%
    4,000,000  District of Columbia,
                 1.20%(c)
                 Education Facilities
                 Revenue Bond
                 Institute For
                 International Economy,
                 Series 00,
                 03/07/02
                 LOC: SunTrust Bank........       4,000,000
                                             --------------
FLORIDA--4.0%
    3,050,000  Brevard County Housing
                 Finance Authority, 3.50%
                 Single Family Mortgage
                 Revenue Bond
                 Series 01A-2, AMT,
                 03/01/02
                 GIC: American
                 International Group.......       3,050,000
    5,000,000  Broward County Housing
                 Finance Authority, 3.50%
                 Single Family Mortgage
                 Revenue Bond
                 Series D, AMT, 03/29/02
                 GIC: Trinity Plus.........       5,000,000
    3,000,000  Florida Housing Finance
                 Agency, 1.17%,(c)
                 Multi Family Housing
                 Revenue Bond
                 Ashley Lake II Project,
                 Series 89J, AMT, 03/07/02
                 LOC: Federal Home Loan
                 Mortgage Corporation......       3,000,000

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
    3,275,000  Florida Housing Finance
                 Agency, 1.17%(c)
                 Multi Family Housing
                 Revenue Bond
                 Banyan Bay Project,
                 Series 95L, AMT, 03/07/02
                 LOC: Federal National
                 Mortgage Association......       3,275,000
   15,200,000  Florida Housing Finance
                 Agency, 1.20%(c)
                 Multi Family Housing
                 Revenue Bond
                 Hampton Lakes Project,
                 Series 85U, 03/07/02
                 LOC: Credit Suisse First
                 Boston....................      15,200,000
    7,000,000  Miami-Dade County Housing
                 Finance Authority, 3.40%
                 Single Family Mortgage
                 Revenue Bond
                 Series 01A-2, AMT,
                 05/01/02..................       7,000,000
    3,250,000  Palm Beach County Housing
                 Finance Authority, 2.90%
                 Single Family Mortgage
                 Revenue Bond
                 Series 01A-2, AMT,
                 05/01/02..................       3,250,000
                                             --------------
                                                 39,775,000
                                             --------------
GEORGIA--3.7%
    3,900,000  Clayton County, 1.30%(c)
                 Industrial Development
                 Revenue Bond
                 C W Matthews Contracting
                 Project, Series 00,
                 AMT, 03/07/02
                 LOC: Bank of America......       3,900,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
$   8,850,000  Cobb County, 1.25%(c)
                 Multi Family Housing
                 Revenue Bond
                 Walton Trail Apartments
                 Project,
                 Series 00, AMT, 03/07/02
                 LOC: Federal Home Loan
                 Mortgage Corporation......   $   8,850,000
   10,000,000  De Kalb County, 1.20%(c)
                 Hospital Revenue Bond
                 DeKalb Medical Center,
                 Series 00A, 03/07/02
                 LOC: SunTrust Bank........      10,000,000
    3,900,000  Gainesville & Hall County,
                 1.35%(c)
                 Industrial Development
                 Revenue Bond
                 IMS Gear Project,
                 Series 00, AMT, 03/07/02
                 LOC: Wachovia Bank and
                 Trust.....................       3,900,000
    5,000,000  Macon-Bibb County, 1.15%(c)
                 Hospital Revenue Bond
                 Carlyle Place,
                 Series 00, 03/01/02
                 LOC: SunTrust Bank........       5,000,000
    4,500,000  Rockmart Development
                 Authority, 1.35%(c)
                 Industrial Development
                 Revenue Bond
                 C W Matthews Contracting
                 Project, Series 00,
                 AMT, 03/07/02
                 LOC: Wachovia Bank and
                 Trust.....................       4,500,000
                                             --------------
                                                 36,150,000
                                             --------------
HAWAII--0.5%
    4,365,000  Hawaii, GO, 6.25%
                 Series 97CN, FGIC,
                 03/01/03..................       4,563,867
                                             --------------

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
IDAHO--0.7%
    2,500,000  Idaho Health Facilities
                 Authority, 4.15%(c)
                 Hospital Revenue Bond
                 Pooled Financing Program,
                 Series 85, 03/07/02
                 LOC: U.S. Bank N.A........       2,500,000
    4,600,000  Nez Perce County, 1.30%(c)
                 Potlatch Corporation
                 Project, Series 84,
                 03/07/02
                 LOC: Bank of America......       4,600,000
                                             --------------
                                                  7,100,000
                                             --------------
ILLINOIS--8.1%
    6,345,000  Chicago, 1.23%
                 Industrial Development
                 Revenue Bond
                 Evans Food Products
                 Company, Series 98,
                 AMT, 03/07/02
                 LOC: Lasalle National
                 Trust, N.A................       6,345,000
    3,880,000  Chicago, 1.23%(c)
                 Industrial Development
                 Revenue Bond
                 Andres Imaging,
                 Series 00, AMT, 03/07/02
                 LOC: Lasalle National
                 Trust, N.A................       3,880,000
    1,095,000  Chicago, 1.23%(c)
                 Industrial Development
                 Revenue Bond
                 Guernsey Bel Inc., Series
                 96A, AMT, 03/07/02
                 LOC: Lasalle National
                 Trust, N.A................       1,095,000
    5,200,000  Chicago, 1.23%(c)
                 Industrial Development
                 Revenue Bond
                 Modal-Ampere Auto, Series
                 96, AMT, 03/07/02
                 LOC: Lasalle National
                 Trust, N.A................       5,200,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
$   3,000,000  Chicago, 1.30%(c)
                 Multi Family Housing
                 Revenue Bond
                 North Larabee,
                 Series 01A, AMT, 03/07/02
                 LOC: Harris Bankcorp......   $   3,000,000
   10,000,000  Glendale Heights, 1.20%(c)
                 Multi Family Housing
                 Revenue Bond
                 Glendale Lakes,
                 Series 00, 03/07/02
                 LOC: Federal Home Loan
                 Mortgage Corporation......      10,000,000
    5,000,000  Hennepin, 1.75%(c)
                 Pollution Control Revenue
                 Bond
                 Hennepin-Hopper Lakes,
                 Series 01, 03/07/02
                 LOC: Harris Bankcorp......       5,000,000
    3,300,000  Huntley, 1.40%(c)
                 Industrial Development
                 Revenue Bond
                 Colony Inc. Project,
                 Series 99, AMT, 03/07/02
                 LOC: American National
                 Bank of Chicago...........       3,300,000
    2,200,000  Illinois Development Finance
                 Authority, 1.23%(c)
                 Industrial Development
                 Revenue Bond
                 Azteca Foods Inc. Project,
                 Series 95, AMT, 03/07/02
                 LOC: Lasalle National
                 Trust, N.A................       2,200,000
    1,450,000  Illinois Development Finance
                 Authority, 1.23%(c)
                 Industrial Development
                 Revenue Bond
                 Emtech Machining, Series
                 96, AMT, 03/07/02
                 LOC: Lasalle National
                 Trust, N.A................       1,450,000

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
    3,500,000  Illinois Development Finance
                 Authority, 1.23%(c)
                 Industrial Development
                 Revenue Bond
                 F.C. Ltd Project,
                 AMT, 03/07/02
                 LOC: Lasalle National
                 Trust, N.A................       3,500,000
    1,000,000  Illinois Development Finance
                 Authority, 1.23%(c)
                 Industrial Development
                 Revenue Bond
                 Kindlon Partners Project,
                 Series 91, AMT, 03/07/02
                 LOC: Lasalle National
                 Trust, N.A................       1,000,000
    3,530,000  Illinois Development Finance
                 Authority, 1.23%(c)
                 Industrial Development
                 Revenue Bond
                 Olive Can Company, Series
                 94, AMT, 03/07/02
                 LOC: Lasalle National
                 Trust, N.A................       3,530,000
    3,300,000  Illinois Development Finance
                 Authority, 1.23%(c)
                 Industrial Development
                 Revenue Bond
                 Porter Athletic Equipment
                 Project,
                 AMT, 03/07/02
                 LOC: Lasalle National
                 Trust, N.A................       3,300,000
    2,000,000  Illinois Development Finance
                 Authority, 1.30%(c)
                 Industrial Development
                 Revenue Bond
                 MPP Zinc Plating Plant,
                 AMT, 03/07/02
                 LOC: Bank Of America......       2,000,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
$   4,000,000  Illinois Development Finance
                 Authority, 1.30%(c)
                 Industrial Development
                 Revenue Bond
                 Northwest Pallet,
                 Series 01, AMT, 03/07/02
                 LOC: Harris Trust &
                 Savings Bank..............   $   4,000,000
    4,000,000  Illinois Development Finance
                 Authority, 1.30%(c)
                 Industrial Development
                 Revenue Bond
                 Touhy Partnership Project,
                 Series 96, AMT, 03/07/02
                 LOC: Lasalle National
                 Trust, N.A................       4,000,000
    4,300,000  Illinois Student Assistance
                 Commission, 1.25%(c)
                 Student Loan Revenue Bond
                 Series 97A, AMT, 03/07/02
                 LOC: First National Bank
                 of Chicago................       4,300,000
    4,000,000  Lake County, 1.30%(c)
                 Industrial Development
                 Revenue Bond
                 Northpoint Association,
                 AMT, 03/07/02
                 LOC: Northern Trust
                 Company...................       4,000,000
    4,320,000  Lake County, 1.35%(c)
                 Pollution Control Revenue
                 Bond
                 Countryside Landfill
                 Project, Series 96B, AMT,
                 03/07/02
                 LOC: Morgan Guaranty Trust
                 Company...................       4,320,000

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
    4,545,000  Wheeling, 1.20%(c)
                 Industrial Development
                 Revenue Bond
                 V-S Industries Inc.,
                 Series 00, AMT, 03/07/02
                 LOC: Harris Trust &
                 Savings Bank..............       4,545,000
                                             --------------
                                                 79,965,000
                                             --------------
INDIANA--2.3%
    3,250,000  Crawfordsville, 1.30%(c)
                 Multi Family Housing
                 Revenue Bond
                 Pedcor Investments Shady
                 Project,
                 Series 93, AMT, 03/07/02
                 LOC: Federal Home Loan
                 Bank......................       3,250,000
    2,790,000  Elkhart County, 1.30%(c)
                 Multi Family Housing
                 Revenue Bond
                 Johnson Street Apartments
                 Project,
                 Series 98A, AMT, 03/07/02
                 LOC: Federal Home Loan
                 Bank......................       2,790,000
    3,000,000  Gibson County, 1.25%(c)
                 Pollution Control Revenue
                 Bond
                 Toyota Motors Credit
                 Corp.,
                 Series 00A, AMT,
                 03/07/02..................       3,000,000
    4,000,000  Gibson County, 1.25%(c)
                 Pollution Control Revenue
                 Bond
                 Toyota Motors Credit
                 Corp., Series 01,
                 AMT, 03/07/02.............       4,000,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
$   4,250,000  Indiana Development Finance
                 Authority, 1.20%(c)
                 Education Facilities
                 Revenue Bond
                 Cathedral Trustees Inc.,
                 Series 01, 03/01/02
                 LOC: Fifth Third Bank.....   $   4,250,000
    3,540,000  Indiana University, 1.15%(c)
                 Education Facilities
                 Revenue Bond
                 Series 98A, 03/07/02
                 LC: First Chicago NBD
                 Corporation...............       3,540,000
    1,899,000  La Porte County, 1.31%(c)
                 Multi Family Housing
                 Revenue Bond
                 Pedcor Investments
                 Woodland Project, Series
                 94,
                 AMT, 03/07/02
                 LOC: Federal Home Loan
                 Bank......................       1,899,000
                                             --------------
                                                 22,729,000
                                             --------------
KANSAS--0.4%
    3,900,000  Shawnee, 1.23%(c)
                 Industrial Development
                 Revenue Bond
                 Thrall Enterprises,
                 Series 94, AMT, 03/07/02
                 LOC: Lasalle National
                 Trust, N.A................       3,900,000
                                             --------------
KENTUCKY--3.0%
   14,070,000  Breckinridge County,
                 1.20%(c)
                 Kentucky Association of
                 Counties Leasing Trust,
                 03/07/02
                 LOC: U.S. Bank N.A........      14,070,000
   11,500,000  Breckinridge County,
                 1.20%(c)
                 Kentucky Association of
                 Counties Leasing Trust,
                 Series A, 03/07/02
                 LOC: U.S. Bank N.A........      11,500,000

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
    3,615,000  Somerset County, 1.25%(c)
                 Multi Family Housing
                 Revenue Bond
                 Blakley Family YMCA
                 Project, Series 00,
                 03/07/02
                 LOC: Fifth Third Bank.....       3,615,000
                                             --------------
                                                 29,185,000
                                             --------------
LOUISIANA--3.1%
    8,000,000  Calcasieu Parish, 1.25%(c)
                 Pollution Control Revenue
                 Bond
                 W.P.T. Corporation, Series
                 97, AMT, 03/07/02
                 LOC: Morgan Guaranty Trust
                 Company...................       8,000,000
   10,000,000  Lake Charles, 1.20%(c)
                 Harbor and Terminal Port,
                 AMT, 03/07/02
                 LOC: Credit Local de
                 France....................      10,000,000
   10,200,000  Lincoln Parish, 1.25%(c)
                 Pollution Control Revenue
                 Bond
                 Willamette Industries
                 Project, Series 96, AMT,
                 03/07/02
                 LOC: Deutsche Bank A.G....      10,200,000
    2,000,000  Louisiana, GO, 6.00%
                 Series 96A, FGIC,
                 08/01/02..................       2,031,377
                                             --------------
                                                 30,231,377
                                             --------------
MAINE--1.0%
   10,000,000  Maine Housing Authority,
                 1.25%(c)
                 Multi Family Housing
                 Revenue Bond
                 Park Village Apartment
                 Project, AMT, 03/07/02
                 LOC: General Electric
                 Capital Corporation.......      10,000,000
                                             --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
MARYLAND--1.0%
$  10,050,000  Montgomery County Housing
                 Authority, 1.15%(c)
                 Multi Family Housing
                 Revenue Bond
                 Oakwood, Series 91A,
                 03/07/02
                 LOC: Federal Home Loan
                 Mortgage Corporation......   $  10,050,000
                                             --------------
MICHIGAN--5.8%
   12,095,000  Michigan Health Facilities
                 Revenue Authority,
                 4.07%(c)
                 Hospital Revenue Bond
                 West Shore Medical Center,
                 Series 01, 03/07/02
                 LOC: National City Bank...      12,095,000
    8,000,000  Michigan Hospital Finance
                 Authority, 1.12%(c)
                 Hospital Equipment Loan
                 Program, Series 00A,
                 03/07/02
                 LOC: National City Bank of
                 Indiana...................       8,000,000
   16,712,000  Michigan Strategic Fund,
                 1.25%(c)
                 Industrial Development
                 Revenue Bond
                 Grayling Generating
                 Project, Series 90, AMT,
                 03/07/02
                 LOC: Barclays Bank........      16,712,000
   20,500,000  Wayne County, 1.23%(c)
                 Airport Revenue Bond
                 Detroit Metro Wayne
                 Airport, FSA, Series 01,
                 AMT, 03/07/02
                 BPA: Bayerische
                 Landesbank................      20,500,000
                                             --------------
                                                 57,307,000
                                             --------------

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
MINNESOTA--0.5%
    4,700,000  Bloomington Housing Finance
                 Authority, 1.25%(c)
                 Multi Family Housing
                 Revenue Bond
                 Crow/Bloomington
                 Apartments, Series 93,
                 03/07/02
                 LOC: Credit Suisse First
                 Boston....................       4,700,000
                                             --------------
MISSOURI--2.1%
   20,945,000  Lees Summit, 1.30%(c)
                 Multi Family Housing
                 Revenue Bond
                 Series 01A, 03/07/02
                 GIC: Bayerische
                 Landesbank................      20,945,000
                                             --------------
NEBRASKA--0.4%
    3,900,000  Lancaster County, 1.30%(c)
                 Industrial Development
                 Revenue Bond
                 Husker Foods Inc. Project,
                 AMT, 03/07/02
                 LOC: Wells Fargo Bank.....       3,900,000
                                             --------------
NEVADA--1.3%
    4,600,000  Henderson, 1.30%(c)
                 Multi Family Housing
                 Revenue Bond
                 Pueblo Verde Apartment
                 Project, Series 95A,
                 03/07/02
                 LOC: Credit Suisse First
                 Boston....................       4,600,000
    4,350,000  Nevada Housing Division,
                 1.35%(c)
                 Hospital Revenue Bond
                 Oakmont Project,
                 Series 96, AMT, 03/07/02
                 LOC: U.S. Bank N.A........       4,350,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
$   1,795,000  Nevada Housing Finance
                 Agency, 1.35%(c)
                 Multi Family Housing
                 Revenue Bond
                 Fremont Meadows Apartment
                 Project,
                 Series 97, AMT, 03/07/02
                 LOC: Federal Home Loan
                 Bank......................   $   1,795,000
    2,000,000  Nevada Housing Finance
                 Agency, 1.35%(c)
                 Multi Family Housing
                 Revenue Bond
                 Horizon Pines Project,
                 Series 00A, AMT, 03/07/02
                 LOC: Federal National
                 Mortgage Association......       2,000,000
                                             --------------
                                                 12,745,000
                                             --------------
NEW HAMPSHIRE--0.7%
    7,000,000  New Hampshire Housing
                 Finance Authority,
                 1.30%(c)
                 Multi Family Housing
                 Revenue Bond
                 P.R.A. Properties-Pheasant
                 Run, Series 95,
                 AMT, 03/07/02
                 LOC: General Electric
                 Capital Corporation.......       7,000,000
                                             --------------
NEW JERSEY--1.3%
   12,500,000  New Jersey Economic
                 Development Authority,
                 0.95%(c)
                 Hospital Revenue Bond
                 Center For Aging Inc,
                 03/07/02
                 LOC: Fleet Bank...........      12,500,000
                                             --------------

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
NORTH CAROLINA--1.0%
    3,900,000  Henderson County, 1.35%(c)
                 Pollution Control Revenue
                 Bond
                 Andy Petree Racing
                 Project, Series 00, AMT,
                 03/07/02
                 LOC: Wachovia Bank and
                 Trust.....................       3,900,000
    5,930,000  North Carolina, 1.20%(c)
                 Education Facilities
                 Revenue Bond
                 Lenoir-Rhyne College,
                 Series 00, 03/07/02
                 LOC: Wachovia Bank and
                 Trust.....................       5,930,000
                                             --------------
                                                  9,830,000
                                             --------------
NORTH DAKOTA--0.6%
    6,000,000  North Dakota Housing Finance
                 Agency, 3.35%
                 Single Family Mortgage
                 Revenue Bond
                 Series 01B, AMT, 03/01/02
                 GIC: American
                 International Group.......       6,000,000
                                             --------------
OHIO--4.6%
   10,000,000  Cambridge, 1.20%(c)
                 Hospital Revenue Bond
                 Series 01, 03/07/02
                 LOC: National City Bank...      10,000,000
    7,030,000  Cleveland, 1.20%(c)
                 Airport Revenue Bond
                 Series 97D, AMT, 03/07/02
                 LOC: Toronto Dominion
                 Bank......................       7,030,000
    5,500,000  Ohio Air Quality Development
                 Authority, 1.20%(c)
                 Pollution Control Revenue
                 Bond
                 JMG Funding Ltd Project,
                 Series 94B, AMT, 03/07/02
                 LOC: Westdeutsche
                 Landesbank................       5,500,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
$   5,000,000  Ohio Air Quality Development
                 Authority, 1.25%(c)
                 Pollution Control Revenue
                 Bond
                 JMG Funding Ltd Project,
                 Series 95A, AMT, 03/07/02
                 LOC: Societe Generale.....   $   5,000,000
   12,500,000  Ohio Housing Finance Agency,
                 3.40%
                 Single Family Mortgage
                 Revenue Bond
                 Series 01B, AMT, 03/01/02
                 GIC: Transamerica.........      12,500,000
    4,820,000  Warren County, 1.17%(c)
                 Health Care Facility Bond
                 Otterbein Homes, Series
                 98A,
                 03/07/02
                 LOC: Fifth Third Bank.....       4,820,000
                                             --------------
                                                 44,850,000
                                             --------------
OKLAHOMA--1.0%
    2,000,000  Oklahoma Development Finance
                 Authority, 1.30%(c)
                 Industrial Development
                 Revenue Bond
                 Shawnee Funding Project,
                 Series 96, AMT, 03/07/02
                 LOC: Bank of Nova
                 Scotia....................       2,000,000
    7,500,000  Optima Municipal Authority,
                 1.30%(c)
                 Industrial Development
                 Revenue Bond
                 Seaboard Project, Series
                 94,
                 AMT, 03/07/02
                 LOC: SunTrust Bank........       7,500,000
                                             --------------
                                                  9,500,000
                                             --------------
PENNSYLVANIA--4.7%
   20,000,000  Delaware County, 1.20%(c)
                 Hospital Revenue Bond
                 Crozer-Chester Medical
                 Center, 03/07/02
                 LOC: First Union National
                 Bank......................      20,000,000

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
    6,300,000  Emmaus, GO, 1.25%(c)
                 Series 89D-18, 03/07/02
                 LOC: Kredietbank..........       6,300,000
   10,000,000  Emmaus, GO, 1.25%(c)
                 Series 89F-16, 03/07/02
                 LOC: Bayerische
                 Landesbank................      10,000,000
    5,000,000  Emmaus, GO, 1.25%(c)
                 Series 89F-17, 03/07/02
                 LOC: Bayerische
                 Landesbank................       5,000,000
    4,780,000  Pennsylvania Energy
                 Development Authority,
                 1.20%(c)
                 B & W Ebensburg Project,
                 AMT, 03/07/02
                 LOC: Landesbank Hessen-
                 Thueringen................       4,780,000
                                             --------------
                                                 46,080,000
                                             --------------
RHODE ISLAND--1.2%
    4,400,000  Rhode Island Higher
                 Education, 1.25%(c)
                 Student Loan Revenue Bond
                 Series 95-1, AMT, 03/07/02
                 LOC: State Street Bank &
                 Trust Company.............       4,400,000
    2,600,000  Rhode Island Higher
                 Education, 1.25%(c)
                 Student Loan Revenue Bond
                 Series 96-3, AMT, 03/07/02
                 LOC: State Street Bank &
                 Trust Company.............       2,600,000
    5,000,000  Rhode Island Higher
                 Education, 1.25%(c)
                 Student Loan Revenue Bond
                 Series 96J-2, AMT,
                 03/07/02
                 LOC: State Street Bank &
                 Trust Company.............       5,000,000
                                             --------------
                                                 12,000,000
                                             --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
SOUTH CAROLINA--4.0%
$  12,000,000  Marlboro County, 1.25%(c)
                 Pollution Control Revenue
                 Bond
                 Willamette Industries
                 Project, Series 96, AMT,
                 03/07/02
                 LOC: Deutsche Bank A.G....   $  12,000,000
    5,200,000  South Carolina Economic
                 Development Authority,
                 1.30%
                 Industrial Development
                 Revenue Bond
                 Brown Packing Company,
                 Series 01, AMT, 03/07/02
                 LOC: Wachovia Bank and
                 Trust.....................       5,200,000
   22,410,000  South Carolina, 1.20%(c)
                 Presbyterian College,
                 03/07/02
                 LOC: First Union National
                 Bank......................      22,410,000
                                             --------------
                                                 39,610,000
                                             --------------
SOUTH DAKOTA--0.7%
    6,495,000  South Dakota Housing
                 Development Authority,
                 1.35%(c)
                 Multi Family Housing
                 Revenue Bond
                 LaCrosse Investors, Series
                 01, 03/07/02
                 LOC: Federal National
                 Mortgage Association......       6,495,000
                                             --------------
TENNESSEE--6.0%
   10,600,000  Education Funding of the
                 South, 1.20%(c)
                 Student Funding
                 Corporation, Series 87A-2,
                 AMT, 03/07/02
                 LOC: Bank of America......      10,600,000

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
   13,300,000  Education Funding of the
                 South, 1.20%(c)
                 Student Funding
                 Corporation, Series 87A-3,
                 AMT, 03/07/02
                 LOC: Bank of America......      13,300,000
    4,800,000  Nashville Health & Education
                 Authority, 1.17%(c)
                 Country Music Hall, Series
                 99, 03/07/02
                 LOC: Bank of America......       4,800,000
    1,961,000  Nashville Health & Education
                 Authority, 1.25%(c)
                 Multi Family Housing
                 Revenue Bond
                 Old Hickory,
                 Series 95A, AMT, 03/07/02
                 LOC: Federal Home Loan
                 Bank......................       1,961,000
   28,150,000  Stewart County, 1.30%(c)
                 Industrial Development
                 Revenue Bond
                 Standard Gypsum Project,
                 Series 99, AMT, 03/07/02
                 LOC: Toronto Dominion
                 Bank......................      28,150,000
                                             --------------
                                                 58,811,000
                                             --------------
TEXAS--5.5%
   14,900,000  Austin, 1.20%(c)
                 Airport System Revenue
                 Notes,
                 Series 95A, AMT, 03/07/02
                 LOC: Morgan Guaranty Trust
                 Company...................      14,900,000
    8,400,000  Brazos Higher Education,
                 1.20%(c)
                 Student Loan Revenue Bond
                 Series B1, AMT, 03/07/02
                 LOC: Student Loan
                 Marketing Association.....       8,400,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
$   7,600,000  Calhoun County, 1.25%(c)
                 Port Facility Revenue Bond
                 Formosa Plastics
                 Corporation, Series 94,
                 AMT, 03/07/02
                 LOC: Bank of America......   $   7,600,000
    4,200,000  Gulf Coast Waste Disposal
                 Authority, 1.15%(c)
                 Pollution Control Revenue
                 Bond
                 Exxon Mobil Project,
                 Series 00, AMT,
                 03/01/02..................       4,200,000
    5,700,000  Mineral Wells, 1.30%(c)
                 Industrial Development
                 Revenue Bond
                 Ameron International
                 Corporation,
                 Series 96, AMT, 03/07/02
                 LOC: Bank One
                 Corporation...............       5,700,000
    4,500,000  North Texas Higher Education
                 Authority, 1.25%(c)
                 Student Loan Revenue Bond
                 Series 93A, AMT, 03/07/02
                 LOC: Student Loan
                 Marketing Association.....       4,500,000
    3,500,000  Panhandle Plains, 1.20%(c)
                 Student Loan Revenue Bond
                 Series 97X, AMT, 03/07/02
                 LOC: Student Loan
                 Marketing Association.....       3,500,000
    5,400,000  Panhandle Plains, 1.20%(c)
                 Student Loan Revenue Bond
                 Series 97Y, AMT, 03/07/02
                 LOC: Student Loan
                 Marketing Association.....       5,400,000
                                             --------------
                                                 54,200,000
                                             --------------
UTAH--0.4%
    4,000,000  Salt Lake County, 1.10%(c)
                 Industrial Development
                 Revenue Bond
                 BP Plc., 03/01/02.........       4,000,000
                                             --------------

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
VIRGINIA--3.9%
    4,250,000  Fairfax County Development
                 Authority, 1.35%(c)
                 Industrial Development
                 Revenue Bond
                 Sandy Rock Project, Series
                 99, AMT, 03/07/02
                 LOC: Wachovia Bank and
                 Trust.....................       4,250,000
    4,980,000  Harrisonburg, 1.20%(c)
                 Wachovia Pooled,
                 Series 00, 03/07/02
                 LOC: Wachovia Bank and
                 Trust.....................       4,980,000
    2,800,000  Norfolk Industrial
                 Development Authority,
                 1.35%(c)
                 Industrial Development
                 Revenue Bond
                 Norfolk Ship Repair
                 Project, Series 00, AMT,
                 03/07/02
                 LOC: Wachovia Bank and
                 Trust.....................       2,800,000
    2,000,000  Richmond Redevelopment &
                 Housing Authority,
                 1.40%(c)
                 Multi Family Housing
                 Revenue Bond
                 Tobacco Row, Series 89B-3,
                 AMT, 03/07/02
                 GIC: Bayerische
                 Landesbank................       2,000,000
    4,750,000  Richmond Redevelopment &
                 Housing Authority,
                 1.40%(c)
                 Multi Family Housing
                 Revenue Bond
                 Tobacco Row, Series 89B-5,
                 AMT, 03/07/02
                 GIC: Bayerische
                 Landesbank................       4,750,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
$  10,660,000  Richmond Redevelopment &
                 Housing Authority,
                 1.40%(c)
                 Multi Family Housing
                 Revenue Bond
                 Tobacco Row, Series 89B-7,
                 AMT, 03/07/02
                 GIC: Bayerische
                 Landesbank................   $  10,660,000
    3,900,000  Spotsylvania County,
                 1.35%(c)
                 Industrial Development
                 Revenue Bond
                 Anthony Kane Project,
                 Series 99, 03/07/02
                 LOC: Wachovia Bank and
                 Trust.....................       3,900,000
    4,500,000  Virginia Beach, 1.35%(c)
                 Industrial Development
                 Revenue Bond
                 Architectural Graphics,
                 Series 00, AMT, 03/07/02
                 LOC: Wachovia Bank and
                 Trust.....................       4,500,000
                                             --------------
                                                 37,840,000
                                             --------------
WASHINGTON--2.1%
    5,000,000  Port of Port Angeles,
                 1.30%(c)
                 Industrial Development
                 Revenue Bond
                 Daishowa America Project,
                 Series 92, AMT, 03/07/02
                 LOC: Bank of Nova
                 Scotia....................       5,000,000
    5,000,000  Port of Seattle, 1.30%(c)
                 Harbor Island Terminal 18
                 Project,
                 Series 97, AMT, 03/07/02
                 LOC: Canadian Imperial
                 Bank of Commerce..........       5,000,000
    5,400,000  Port Vancouver, 1.30%(c)
                 Industrial Development
                 Revenue Bond
                 United Grain Corporation,
                 Series 92, AMT, 03/07/02
                 LOC: Bank of America......       5,400,000

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
    1,620,000  Washington Housing Finance
                 Commission, 1.35%(c)
                 Multi Family Housing
                 Revenue Bond
                 Country Club Villas,
                 AMT, 03/01/02
                 LOC: U.S. Bank N.A........       1,620,000
    1,575,000  Washington Housing Finance
                 Commission, 1.50%(c)
                 Multi Family Housing
                 Revenue Bond
                 LTC Properties Inc.
                 Project, AMT, 03/07/02
                 LOC: U.S. Bank N.A........       1,575,000
    3,080,000  Washington Housing Finance
                 Commission, 1.50%(c)
                 Multi Family Housing
                 Revenue Bond
                 Summerglen Project, Series
                 95, AMT, 03/07/02
                 LOC: U.S. Bank N.A........       3,080,000
                                             --------------
                                                 21,675,000
                                             --------------
WISCONSIN--6.8%
    3,000,000  Ashland, 1.23%
                 Industrial Development
                 Revenue Bond
                 ABC Rail Products
                 Corporation,
                 Series 98, AMT, 03/07/02
                 LOC: Lasalle National
                 Trust, N.A................       3,000,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2002
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
$   3,400,000  Pewaukee, 1.23%(c)
                 Industrial Development
                 Revenue Bond
                 Husco International Inc.
                 Project, AMT, 03/07/02
                 LOC: Lasalle National
                 Trust, N.A................   $   3,400,000
   10,000,000  Wisconsin Center District,
                 1.20%(c)
                 Tax Revenue, Series 01A,
                 03/07/02
                 LOC: Firstar Bank N.A.....      10,000,000
   17,400,000  Wisconsin Health &
                 Educational Facilities
                 Authority, 1.14%(c)
                 Hospital Revenue Bond
                 University Of Wisconsin
                 Medical Foundation, Series
                 00, 03/07/02
                 LOC: ABN-AMRO.............      17,400,000
   26,000,000  Wisconsin Health &
                 Educational Facilities
                 Authority, 1.14%(c)
                 Hospital Revenue Bond
                 Wheaton Franciscan
                 Services, Series 97,
                 03/07/02
                 LOC: Toronto Dominion
                 Bank......................      26,000,000
    7,000,000  Wisconsin Health &
                 Educational Facilities
                 Authority, 1.20%(c)
                 Hospital Revenue Bond
                 Aurora Health Care Inc.,
                 Series 99C, 03/07/02
                 LOC: Bank One
                 Corporation...............       7,000,000
                                             --------------
                                                 66,800,000
                                             --------------

  PRINCIPAL                                      VALUE
   AMOUNT                                        -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
TOTAL INVESTMENTS
    (cost $981,922,070)(d), 99.9%(a).......   $ 981,922,070
OTHER ASSETS AND LIABILITIES, net,
  0.1%(a)..................................         384,212
                                             --------------
NET ASSETS, (net asset value, offering and
  redemption price of $1.00 per share;
  982,362,213 shares outstanding),
  consisting of paid-in-capital net of
  accumulated net realized loss of $55,931,
  100%.....................................   $ 982,306,282
                                             ==============
---------------
(a) Percentages are based on net assets.
(b) Earlier of the maturity date or the put date.
(c) Floating rate notes are securities that generally are
    payable on demand within seven calendar days. Put bonds
    are securities that can be put back to the issuer or
    remarketer either at the option of the holder, at a
    specified date, or within a specified time period known
    at the time of purchase. For these securities, the
    demand period and the remaining period to put date,
    respectively, are used when calculating the weighted
    average maturity of the portfolio.
(d) The aggregate identified cost for federal income tax
    purposes is the same.
AMT -- Securities subject to Alternative Minimum Tax
BPA -- Liquidity provided by bond purchase agreement from
       noted institutions
FGIC -- Insurance provided by Financial Guaranty Insurance
        Company
FSA  -- Insurance provided by Financial Security Assurance
GIC  -- Credit enhancement provided by guaranteed
        investment contract with noted institution
GO  -- General Obligation
LC   -- Liquidity provided by line of credit from noted
        institution
LOC -- Credit enhancement provided by letter of credit
       issued by noted institution

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2002
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Investment Income
Interest....................................................                         $ 8,650,772

Expenses (Notes 1 and 4):
  Management fee............................................     $ 2,200,597
  Distribution fee..........................................         711,049
  Shareholder servicing fees................................         113,874
  Professional fees.........................................          49,719
  Amortization of state qualification expenses..............          49,398
  Custodian fee.............................................          36,073
  Fund accounting fee.......................................          35,290
  Reports to shareholders...................................          22,391
  Trustees' fees and expenses...............................           6,402
  Federal registration fees.................................           5,824
  Insurance.................................................           3,633
  Other.....................................................           2,353
                                                                 -----------
        Total expenses......................................                           3,236,603
                                                                                     -----------
Net investment income from operations.......................                         $ 5,414,169
                                                                                     ===========

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              FOR THE SIX-MONTH
                                                                PERIOD ENDED          FOR THE
                                                              FEBRUARY 28, 2002     YEAR ENDED
                                                                 (UNAUDITED)      AUGUST 31, 2001
                                                              -----------------   ---------------
Increase in net assets:
Operations:
  Net investment income from operations.....................   $    5,414,169     $   24,725,545
Distributions to shareholders from net investment income
  ($0.006 and $0.029 per share, respectively)...............       (5,404,609)       (24,725,545)
Increase in net assets from Fund share transactions (Note
  2)........................................................       69,105,319        140,850,971
                                                               --------------     --------------
Increase in net assets......................................       69,114,879        140,850,971
Net assets, beginning of period.............................      913,191,403        772,340,432
                                                               --------------     --------------
Net assets, end of period...................................   $  982,306,282     $  913,191,403
                                                               ==============     ==============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              FOR THE SIX-
                                                              MONTH PERIOD
                                                                 ENDED                  FOR THE YEARS ENDED
                                                              FEBRUARY 28,                   AUGUST 31
                                                                  2002       ------------------------------------------
                                                              (UNAUDITED)     2001     2000     1999     1998     1997
                                                              ------------   ------   ------   ------   ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD........................     $ 1.00      $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                                                 ------      ------   ------   ------   ------   ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.....................................      0.006       0.029    0.032    0.026    0.030    0.030(a)
                                                                 ------      ------   ------   ------   ------   ------
LESS DISTRIBUTIONS:
  Dividends from net investment income......................     (0.006)     (0.029)  (0.032)  (0.026)  (0.030)  (0.030)
                                                                 ------      ------   ------   ------   ------   ------
Net asset value, end of period..............................     $ 1.00      $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                                                 ======      ======   ======   ======   ======   ======
TOTAL RETURN(%).............................................       0.60(b)     2.97     3.29     2.62     3.02     3.00
RATIOS TO AVERAGE DAILY NET ASSETS(%)/SUPPLEMENTAL DATA
  Operating expenses, net...................................       0.68(c)     0.69     0.71     0.73     0.74     0.75(a)
  Net investment income.....................................       1.14(c)     2.90     3.24     2.58     2.98     2.96
  Net assets, end of period ($ millions)....................        982         913      772      625      565      419

---------------

(a) The year ended August 31, 1997 includes recovery of previously waived management fees paid to the Manager of $.01 per share. The operating expense ratios excluding such items would have been .74%.
(b) Not annualized.
(c) Annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Municipal Money Market Fund (the "Fund") and the Money Market Fund. The Fund is designed for investors who wish to participate in a portfolio of federally tax-exempt debt securities with remaining maturities of not more than 397 days. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

        Expenses: The Fund is charged for those expenses which are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees.

        State Qualification Expenses: State qualification expenses are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

        Other: Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

Note 2: FUND SHARES. At February 28, 2002, there was an unlimited number of shares of beneficial interest of no par value authorized. Transactions in shares and dollars of the Fund during the six-month period ended February 28, 2002 and for the year ended August 31, 2001 at a net asset value of $1.00 per share, were as follows:

                                                                      FOR THE SIX-MONTH      FOR THE
                                                                        PERIOD ENDED        YEAR ENDED
                                                                      FEBRUARY 28, 2002     AUGUST 31,
                                                                         (UNAUDITED)           2001
                                                                      -----------------   --------------
        Shares sold.................................................    1,769,763,587      3,334,995,738
        Shares issued on reinvestment of distributions..............        6,849,570         23,346,942
        Shares redeemed.............................................   (1,707,507,838)    (3,217,491,709)
                                                                       --------------     --------------
          Net increase..............................................       69,105,319        140,850,971
        Shares outstanding:
          Beginning of period.......................................      913,256,894        772,405,923
                                                                       --------------     --------------
          End of period.............................................      982,362,213        913,256,894
                                                                       ==============     ==============

Note 3: PURCHASES, SALES AND MATURITIES OF SECURITIES. For the six-month period ended February 28, 2002, purchases, sales and maturities of short-term investment securities aggregated $791,395,731, $697,916,224 and $22,740,000, respectively.

Note 4: MANAGEMENT, DISTRIBUTION, SHAREHOLDER SERVICING AGENT, FUND ACCOUNTING AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

        compliance and administrative services a fee equal to an annual rate as shown in the table below based on the Fund's average daily net assets, computed daily and payable monthly.

    FUND'S AVERAGE           MANAGEMENT
   DAILY NET ASSETS           FEE RATE
-----------------------      ----------
First $250 million             0.500%
Next $250 million              0.475%
Next $250 million              0.450%
Next $250 million              0.425%
Greater then $1 billion        0.400%

       The amount payable to the Manager as of February 28, 2002 was $369,878. Pursuant to a contractual agreement dated January 2, 2002, the Manager has agreed to waive its fees and, if necessary, reimburse the Fund to the extent that total operating expenses exceed .74% of its average daily net assets for the fiscal year ending August 31, 2002. No fees were waived and no expenses were reimbursed for the six-month period ended February 28, 2002.

       The Manager has entered into an agreement with Alliance Capital Management L.P. (the "Subadviser") to provide investment advice and portfolio management services, including placement of brokerage orders, to the Fund for a fee payable by the Manager equal to an annual rate of .125% of average daily net assets on assets up to $100 million, .10% of average daily net assets on assets from $100 million to $250 million, and .05% on average daily net assets exceeding $250 million. For the six-month period ended February 28, 2002, the subadviser earned $311,400 for subadviser fees, which were paid by the Manager.

       The Manager is also the Shareholder Servicing Agent and Fund Accountant for the Fund. The Manager charged $113,874 for Shareholder Servicing fees and $35,290 for Fund Accounting services, of which $45,079 and $12,600 were payable as of February 28, 2002, respectively.

       Pursuant to plans adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund pays Raymond James & Associates, Inc. (the "Distributor") a fee equal to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Fund shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of February 28, 2002 was $113,112. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

       Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust, investment companies that are also advised by the Manager or its affiliates (collectively referred to as the "Heritage Mutual Funds"). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the Manager received an annual fee of $18,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds. For the six-month period ended February 28, 2002, the Fund paid the Trustees an aggregate amount of $5,596 in fees.

Note 5: FEDERAL INCOME TAXES. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications between paid in capital, undistributed net investment income and accumulated net realized loss accounts are made to reflect income and gains available for distribution under federal tax regulations. Results of operations and net assets are not affected by these reclassifications. As of August 31, 2001, the Fund has net-tax basis capital loss carryforwards in the aggregate of $48,552. Capital loss carryforwards in the amount of $2,029 and $46,523 may be applied to any net taxable gains until their expiration dates in 2003 and 2004, respectively. During the fiscal year ended August 31, 2001, the fund forfeited $16,939 in capital loss carryforwards from prior years. For the fiscal year ended August 31, 2001, to reflect reclassifications arising from permanent book/tax differences primarily attributable to expired capital loss carryforwards, the Fund debited paid in capital and credited accumulated net realized loss $16,939.

HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND is a member of the Heritage Family of Mutual Funds. Other investment alternatives available to you from Heritage include:

                     -   HERITAGE CASH TRUST
                             MONEY MARKET FUND
                     -   HERITAGE CAPITAL APPRECIATION
                         TRUST
                     -   HERITAGE GROWTH AND INCOME TRUST
                     -   HERITAGE INCOME TRUST
                             HIGH YIELD BOND FUND
                             INTERMEDIATE GOVERNMENT FUND
                     -   HERITAGE SERIES TRUST
                             AGGRESSIVE GROWTH FUND
                             EAGLE INTERNATIONAL EQUITY
                         PORTFOLIO
                             GROWTH EQUITY FUND
                             MID CAP STOCK FUND
                             SMALL CAP STOCK FUND
                             TECHNOLOGY FUND
                             VALUE EQUITY FUND

We are pleased that many of you are also investors in these funds. For more complete information, including fees, risks and expenses, contact your financial advisor or call Heritage Family of Funds at 800-421-4184 for a prospectus. Read the prospectus carefully before you invest or send money. This report is for the information of shareholders of Heritage Cash Trust -- Municipal Money Market Fund. It may also be used as sales literature when preceded or accompanied by a prospectus for that Fund.

                                (HERITAGE LOGO)

                       The Intelligent Creation of Wealth

                 Raymond James & Associates, Inc., Distributor
                      Member New York Stock Exchange/SIPC
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                        (727) 573-8143 M (800) 421-4184
                             www.heritagefunds.com

             Not FDIC Insured M May Lose Value M No Bank Guarantee

17M 2/02 (LOGO) Printed on recycled paper AR5371SMU